Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		€ 7,762	[1]	€ 6,490	[1]	€ 5,899
Changes in scope of consolidation	[2]					(3)
Provision related to current period sales		23,290		24,296		22,141
Net change in provision related to prior period sales		(282)		(155)		(315)
Payments made		(23,482)		(22,653)		(21,699)
Currency translation differences		303		(213)		464
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(264)
Provisions for discounts, rebates and sales returns, ending balance	[1]	7,328		7,762		6,490
Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	[2]	2,962	[1]	2,603	[1]	2,596
Changes in scope of consolidation	[2]					2
Provision related to current period sales	[2]	5,401		7,758		6,744
Net change in provision related to prior period sales	[2]	(177)		(74)		(120)
Payments made	[2]	(5,599)		(7,251)		(6,824)
Currency translation differences	[2]	143		(76)		207
Increase Decrease Through Reclassification of Business, Other Provisions	[2],[3]	(24)
Provisions for discounts, rebates and sales returns, ending balance	[1],[2]	2,706		2,962		2,603
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	[4]	1,119	[1]	1,021	[1]	931
Changes in scope of consolidation	[2]					0
Provision related to current period sales	[4]	3,961		3,590		3,246
Net change in provision related to prior period sales	[4]	(5)		(12)		(47)
Payments made	[4]	(3,882)		(3,446)		(3,208)
Currency translation differences	[4]	77		(34)		99
Increase Decrease Through Reclassification of Business, Other Provisions	[3],[4]	0
Provisions for discounts, rebates and sales returns, ending balance	[1],[4]	1,270		1,119		1,021
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		637	[1]	362	[1]	303
Changes in scope of consolidation	[2]					(1)
Provision related to current period sales		3,093		3,861		4,147
Net change in provision related to prior period sales		(26)		(9)		(21)
Payments made		(3,336)		(3,564)		(4,093)
Currency translation differences		36		(12)		26
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(6)
Provisions for discounts, rebates and sales returns, ending balance	[1]	398		637		362
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		2,269	[1]	1,805	[1]	1,425
Changes in scope of consolidation	[2]					(6)
Provision related to current period sales		9,758		8,177		7,244
Net change in provision related to prior period sales		(34)		(58)		(138)
Payments made		(9,678)		(7,603)		(6,809)
Currency translation differences		8		(46)		83
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(201)
Provisions for discounts, rebates and sales returns, ending balance	[1]	2,122		2,269		1,805
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		715	[1]	629	[1]	610
Changes in scope of consolidation	[2]					(2)
Provision related to current period sales		595		654		578
Net change in provision related to prior period sales		(54)		(25)		(8)
Payments made		(491)		(511)		(599)
Currency translation differences		41		(30)		48
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(30)
Provisions for discounts, rebates and sales returns, ending balance	[1]	776		715		629
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		60	[1]	70	[1]	34
Changes in scope of consolidation	[2]					4
Provision related to current period sales		482		256		182
Net change in provision related to prior period sales		14		23		19
Payments made		(496)		(278)		(166)
Currency translation differences		(2)		(15)		1
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(3)
Provisions for discounts, rebates and sales returns, ending balance	[1]	56		60		70
US
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		5,124		4,270
Provisions for discounts, rebates and sales returns, ending balance		4,823		5,124		4,270
US | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		1,028		934
Provisions for discounts, rebates and sales returns, ending balance		1,097		1,028		934
Medicaid | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		1,421		1,307
Provisions for discounts, rebates and sales returns, ending balance		1,193		1,421		1,307
Medicare | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		1,099		775
Provisions for discounts, rebates and sales returns, ending balance		€ 722		€ 1,099		€ 775

[1]	(c)Provisions related to US net sales amounted to €4,823 million as of December 31, 2024, €5,124 million as of December 31, 2023 and €4,270 million as of December 31, 2022.
[2]	(a)Primarily US government programs: Medicaid (€1,193 million in 2024, €1,421 million in 2023, €1,307 million in 2022) and Medicare (€722 million in 2024,
€1,099 million in 2023 and €775 million in 2022).

[3]	(d)This line comprises provisions for discounts, rebates and sales returns related to Opella, reclassified as of December 31 ,2024 within Liabilities for assets held for sale in accordance with IFRS 5 (see Note D.1.)
[4]	(b)Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €1,097 million in 2024, €1,028 million in 2023 and €934 million in 2022).